Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of joint ventures [line items]
Beginning balance	$ 31,152
Ending balance	29,533
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	31,152	$ 41,236
Share of comprehensive loss in joint venture	(1,619)	(2,502)
Ending balance	$ 29,533	$ 38,734